OTHER EXPENSE (INCOME), NET - Schedule of Other Expense (Income), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Litigation and other matters	$ 422	$ 1,401	$ (27)
Acquired in-process research and development costs	32	41	1
Net (gain) loss on sales of assets	(1)	(31)	6
Acquisition-related costs	0	8	1
Other, net	1	(5)	(1)
Other expense (income), net	$ 454	$ 1,414	$ (20)